Research and Development Expenses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Research and Development Expenses [Line Items]
Research and Development Expense	$ 6,664	$ 7,207	$ 2,443
Research and Development Expense [Member]
Research and Development Expenses [Line Items]
Chemistry and formulation studies	3,923	2,081	1,759
Salaries and benefits	573	0	0
Stock-based compensation	0	4,285	0
Research and preclinical studies	865	711	409
Clinical studies	1,148	128	171
Regulatory and other expenses	155	2	104
Research and Development Expense	$ 6,664	$ 7,207	$ 2,443